Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Bread & Butter Fund Inc.
Central Index Key	dei_EntityCentralIndexKey	0001317119
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Bread & Butter Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BREAD & BUTTER FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE/GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Bread & Butter Fund, Inc. (The Fund) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction cost, such as commissions, when it buys or sells securities. A higher portfolio turnover ratio may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 36.63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.63%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will adhere to a Contrarian/Value Investment Strategy which focuses on investing primarily in small, medium and large capitalization common stocks, both domestic and foreign, which are out of favor and undervalued. In addition, the Fund can invest in undervalued securities across the capital structure in investment and below investment grade corporate and government bonds, preferred stock and REITs.

The Fund is non-diversified so it generally may invest in 15 to 40 securities. We believe that the price you pay matters to your long term rate of return. We find the best values are found in securities that are out of favor due to negative sentiment and or controversy which clouds the future outlook of an industry or sector. Simply, the Contrarian Value Investment Strategy is a process with a set of checks and balances which focuses on the best values presented by the market and avoids the hot sectors or bubble stocks of the day.

The Contrarian Value Investment Strategy uses a quantitative and qualitative discipline to determine if a security is an undervalued and an attractive long term investment. The first part of the process is to seek out those investments that trade at a discount to the following characteristic(s):

• Free-cashflow/cashflow

• Book Value or replacement cost of assets

• Current as well as anticipated future levels of earnings

• Private Market Values/Franchise Value

Then the undervalued securities are put through a qualitative four step process to determine the most attractive investments. The process includes:

1.   Complete Financial Statement Analysis/Financial Integrity - an in-depth analysis of the financial statements.

2.   Industry Dynamics - The Adviser will analyze the current competitive landscape and fundamentals within the Industry.

3.   Overall Management Strategy - The Adviser searches for high quality management teams that make prudent operating and capital allocation decisions to grow the underlying value of the business.

4.   Analyst Sentiment – usually neutral to negative at the time of purchase.

Once a position is acquired, constant research and monitoring follow throughout the holding period or until the security is liquidated. We will sell a security for the following reasons: the security becomes fair to overvalued, the initial assumptions regarding a security are invalid or inaccurate and we replace the security with a more attractive one.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

If you buy shares in the Fund, you may lose money. The investment return and the principal value of an investment in the Fund can fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. We think the following summarize significant risk factors of the Fund.

Market Risks: U.S. or foreign stock markets may go down. Common stock prices can change rapidly and unpredictably as a result of political or economic events having little to nothing to do with the fundamentals of a specific security.

Company Capitalization Risks: Small and medium sized companies typically have less financial resources, more limited product lines and markets than larger companies. Also, their securities may trade less frequently and in more limited volume with potentially greater price volatility and losses than those of larger, more mature companies.

Non-Diversification Risk: The Fund can invest in a limited number of companies which may have more risk because changes in the value of a single security may have a more significant negative effect on the value of the fund’s total portfolio.

Foreign Risk: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Selection Risk: The Fund is actively managed using a Contrarian Value Investment style, so it may look and perform differently than the broad stock market indices. The securities selected by the Adviser for the Fund may under-perform the major stock indices.

Bond Risk: Bonds are subject to credit and interest rate risk. A bond could lose money if the issuer or guarantor is unable or unwilling to meet its financial obligations and defaults. Also, bonds would decline in value because of an increase in interest rates.

REIT Risk: These risks include, among other; changes in general and local economic conditions, possible declines in the value of real estate, the possible lack of available money for loans to purchase real estate, overbuilding in particular areas, prolonged vacancies in rental properties, changes in tax laws, the costs associated with damage to real estate resulting from storms and changes in property taxes, rents and interest rates.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	If you buy shares in the Fund, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 year and since inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.breadandbutterfund.com or by calling (440)-922-0066 Ext.106 or (888)476-8585.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-476-8585
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.breadandbutterfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL REURNS (For Calendar Years Ending December 31*)
Annual Return 2006	rr_AnnualReturn2006	10.73%
Annual Return 2007	rr_AnnualReturn2007	(3.83%)
Annual Return 2008	rr_AnnualReturn2008	(18.49%)
Annual Return 2009	rr_AnnualReturn2009	23.91%
Annual Return 2010	rr_AnnualReturn2010	10.83%
Annual Return 2011	rr_AnnualReturn2011	1.83%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best calendar quarter: 23.23% (Q2 2009) The Fund’s worst calendar quarter: -14.54% (Q4 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Fund’s best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Fund’s worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s after tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If your Fund shares are held through a tax-deferred account such as an IRA or 401k, then the after tax returns shown are not relevant.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s after tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns depend on your individual tax situation and may differ from those shown. If your Fund shares are held through a tax-deferred account such as an IRA or 401k, then the after tax returns shown are not relevant.

Bread & Butter Fund Inc. | - Comparison Index - S&P 500 Index (Reflects no deduction for [fees, expenses, or taxes])
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	(2.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%	[3]
Bread & Butter Fund Inc. | - Comparison Index - S&P 500 Index with dividends reinvested(Reflects no deduction for [fees, expenses, or taxes])
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[3]
Bread & Butter Fund Inc. | Bread & Butter Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (and/or Service) (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	1.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Fee Waiver [and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver[and/or Expense Reimbursement]	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,178
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%	[3]
Bread & Butter Fund Inc. | Bread & Butter Fund Inc. | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%	[3]
Bread & Butter Fund Inc. | Bread & Butter Fund Inc. | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.19%
5 Years	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%	[3]
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed through May 30, 2014 to reimburse the Fund for expenses that exceed 2.00% per year of the averaged total net assets of the Fund. The Fund does not consider "Acquired Fund Fees and Expenses" to be fund operating expenses subject to the 2.00% limit. The Fund will not refund the Adviser for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.
[3]	Bread & Butter Fund Inception Date 10/31/05